Common Stock - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Common Stock Shares Authorized	150,000,000	150,000,000	150,000,000
Common Stock Shares Issued	36,444,732	36,445,751	28,055,344
Common Stock Shares Outstanding	36,444,732	36,445,751	28,055,344
Common stock dividends declared	$ 0
Common stock dividends paid	$ 0